Collaboration Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 11,737	$ 6,989
Work-in-process	2,287	690
Finished goods	3,990	2,675
Total collaboration inventories	$ 18,014	$ 10,354